Restricted Assets	12 Months Ended
Dec. 31, 2013
Restricted Assets
Restricted Assets

4. Restricted Assets

        As of December 31, 2013, one of the Company's subsidiaries, Gravity Games Corporation has a restricted long-term financial instrument amounting to ~~W~~5 million provided to a financial institution as a guarantee for the issuance of credit card. The Company records this restricted long-term investment as other non-current assets.